ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS (Tables)	12 Months Ended
Dec. 31, 2019
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS
Schedule of generation concessions and authorizations

		Installed
		Capacity
Contract	Hydraulics	(MW)*	Location	Year
001/2010	HPP Belo Monte (1)	11,233	PA	2045
007/2004	HPP Tucuruí	8,535	PA	2024
002/2008	HPP Jirau	3,750	RO	2043
001/2008	HPP Santo Antônio (Mesa)	3,568	RO	2043
006/2004	HPP Xingó	3,162	SE	2042
006/2004	HPP Paulo Afonso IV	2,462	BA	2042
004/2004	HPP Itumbiara (2)	2,082	MG	2020
002/2011	HPP Teles Pires	1,820	MT	2046
002/2011	HPP Teles Pires	1,820	MT	2046
006/2004	HPP Luiz Gonzaga (Itaparica)	1,480	PE	2042
004/2004	HPP Marimbondo	1,440	MG	2047
005/2004	HPP Serra da Mesa	1,275	TO	2039
004/2004	HPP Furnas	1,216	MG	2045
006/2004	HPP Sobradinho	1,050	BA	2022
004/2004	HPP Luis Carlos Barreto de Carvalho	1,050	SP	2045
005/1997	HPP Luís Eduardo Magalhães	903	TO	2032
128/2001	HPP Foz do Chapecó	855	RS	2036
002/2014	HPP Três Irmãos	808	SP	2044
006/2004	HPP Paulo Afonso III	794	BA	2042
002/2014	HPP São Manoel	736	PA	2049
130/2001	HPP Peixe Angical	499	TO	2036
004/2004	HPP Mascarenhas de Moraes (3)	476	MG	2024
006/2004	HPP Paulo Afonso II	443	BA	2042
001/2014	HPP Sinop (1)	402	MT	2049
006/2004	HPP Apolônio Sales (Moxotó)	400	BA	2042
004/2004	HPP Corumbá 1	375	GO	2044
004/2004	HPP Porto Colômbia	320	MG	2047
003/2006	HPP Simplício	306	MG	2041
002/2007	HPP Dardanelos	261	MT	2042
Ring No. 4.244/2013	HPP Balbina	250	AM	2027
006/2004	HPP Boa Esperança (Castelo Branco)	237	PI	2042
005/2011	HPP Samuel	217	RO	2029
004/2004	HPP Funil	216	RJ	2045
129/2001	HPP Serra do Facão	213	GO	2036
010/2000	HPP Manso	210	MT	2035
006/2004	HPP Paulo Afonso I	180	BA	2042
001/2007	HPP Governador Jayme Canet Júnior	178	PR	2042
001/2006	HPP Baguari	140	MG	2041
007/2006	HPP Retiro Baixo	82	MG	2041
002/2012	HPP Coaracy Nunes	78	AP	2042
004/2006	HPP Passo São João	77	RS	2041
002/2006	HPP Batalha	53	MG	2041
092/2002	HPP São Domingos	48	MS	2037
007/2004	HPP Curuá-Uma	30	PA	2038
006/2004	HPP Funil	30	BA	2042
003/2006	HPP Anta	28	RJ	2041
006/2004	HPP Pedra	20	BA	2042
374/2005	PCH João Borges	19	SC	2035
186/2004	PCH Barra do Rio Chapéu	15	SC	2034
006/2004	HPP Curemas	4	PB	2024

		Installed Capacity
Contract	Wind	(MW)*	Location	Year

007/2010	Casa Nova I (1)	180	BA	2043
MME Decree No. 459/2012	Nossa Senhora de Fátima (1) (4)	30	CE	2047
746/2010	Cerro Chato I	30	RS	2045
747/2010	Cerro Chato II	30	RS	2045
748/2010	Cerro Chato III	30	RS	2045
009/2013	Eólico Coxilha Seca	30	RS	2049
MME Decree No. 57/2012	Verace IV (5)	30	RS	2047
MME Decree No. 202/2012	Verace V (5)	30	RS	2047
MME Decree No. 65/2012	Verace VII (5)	30	RS	2047
MME Decree No. 66/2012	Verace IX (5)	30	RS	2047
MME Decree No. 89/2012	Chuí V (5)	30	RS	2047
102/2014	Santa Joana XI (5)	30	PI	2049
106/2014	Santa Joana X (5)	30	PI	2049
107/2014	Santa Joana XIII (5)	30	PI	2049
122/2014	Santa Joana IX (5)	30	PI	2049
271/2014	Santa Joana III (5)	30	PI	2049
105/2014	Santa Joana XVI (5)	29	PI	2049
119/2014	Santa Joana XII (5)	29	PI	2049
121/2014	Santa Joana XV (5)	29	PI	2049
272/2014	Santa Joana I (5)	29	PI	2049
274/2014	Santo Augusto IV (5)	29	PI	2049
238/2014	Santa Joana V (5)	29	PI	2049
221/2014	Santa Joana IV (5)	29	PI	2049
220/2014	Casa Nova II	28	BA	2049
MME Decree No. 67/2012	Verace X (5)	28	RS	2047
275/2014	Santa Joana VII (5)	27	PI	2049
MME Decree No. 458/2012	Jandaia (1) (4)	27	CE	2047
388/2012	Caiçara I (5)	27	RN	2047
MME Decree No. 64/2012	Verace III (5)	26	RS	2047
MME Decree No. 80/2012	Verace VIII (5)	26	RS	2047
MME Decree No. 581/2010	Mangue Seco 2 (5)	25	RN	2032
68/2012	Ibirapuitã	25	RS	2047
MME Decree No. 409/2012	Jandaia I (1) (4)	24	CE	2047
225/2014	Casa Nova III	24	BA	2049
399/2012	Junco I (5)	24	RN	2047
417/2012	Junco II (5)	24	RN	2047
81/2012	Cerro Chato VI	24	RS	2047
MME Decree No. 106/2012	Chuí I (5)	24	RS	2047
MME Decree No. 166/2012	Minuano II (5)	24	RS	2047
MME Decree No. 165/2012	Chuí II (5)	22	RS	2047
MME Decree No. 79/2012	Chuí IV (5)	22	RS	2047
MME Decree No. 231/2012	Minuano I (5)	22	RS	2047
MME Decree No. 290/2014	Verace 36 (5)	21	RS	2049
MME Decree No. 446/2012	São Clemente (1) (4)	21	CE	2047
MME Decree No. 432/2012	São Januário (1) (4)	21	CE	2047
MME Decree No. 63/2012	Verace I (5)	20	RS	2047
MME Decree No. 58/2012	Verace II (5)	20	RS	2047
MME Decree No. 252/2014	Verace 24 (5)	20	RS	2049
418/2012	Caiçara II (5)	18	RN	2047
MME Decree No. 56/2012	Verace VI (5)	18	RS	2047
MME Decree No. 247/2014	Verace 29 (5)	18	RS	2049
MME Decree No. 281/2014	Verace 30 (5)	18	RS	2049
MME Decree No. 218/2014	Chuí 09 (5)	18	RS	2049
MME Decree No. 279/2014	Verace 27 (5)	16	RS	2049
219/2014	Coqueirinho 2 (1)	16	BA	2049
286/2014	Tamanduá Mirim 2 (1)	16	BA	2049
MME Decree No. 249/2014	Verace 26 (5)	14	RS	2049
MME Decree No. 280/2014	Verace 34 (5)	14	RS	2049
MME Decree No. 269/2014	Verace 28 (5)	13	RS	2049
MME Decree No. 239/2014		13	RS	2049
141/2012	Cerro Chato V	12	RS	2047
152/2014	Angical 2 (1)	10	BA	2049
154/2014	Caititú 2 (1)	10	BA	2049
174/2014	Carcará (1)	10	BA	2049
176/2014	Corrupião 3 (1)	10	BA	2049
177/2014	Caititú 3 (1)	10	BA	2049
213/2014	Papagaio (1)	10	BA	2049
009/2013	Parque Eólico Capão do Inglês	10	RS	2049
139/2012	Cerro Chato IV	10	RS	2047
MME Decree No. 248/2014	Verace 31 (5)	9	RS	2049
153/2014	Teiú 2 (1)	8	BA	2049
009/2013	Parque Eólico Galpões	8	RS	2049
103/2012	Cerro dos Trindade	8	RS	2047
MME Decree No. 241/2014	Verace 25 (5)	7	RS	2049
150/2014	Acauã (1)	6	BA	2049
151/2014	Arapapá (1)	4	BA	2049

		Installed
		Capacity
Contract	Nuclear	(MW)*	Location	Due Year
DNAEE Decree No. 315/1997	Angra III (1)	1,405	RJ	—
DNAEE Decree No. 315/1997	Angra II	1,350	RJ	2041
DNAEE Decree No. 315/1997	Angra I (6)	640	RJ	2024

		Installed
		Capacity
Contract	Termeletrics	(MW)*	Location	Due Year
Ring No. 4.950/2014	TPP Mauá 3	591	AM	2044
004/2004	TPP Santa Cruz (7)	500	RJ	2015
MME Decree No. 304/2008	TPP Candiota III (Fase C)	350	RS	2041
Ring No. 4.244/2013	TPP Aparecida (8)	200	AM	2020
MME Decree No. 420/1989	TPP Senador Arnon Afonso Farias de Mello (9)	86	RR	2019
004/2004	TPP Campos (Roberto Silveira)	30	RJ	2027
5.682/2016	TPP Araguaia (10)	23	MT	2019
Ring No. 6.883/2018	TPP Codajás	4	AM	2030
Ring No. 6.883/2018	TPP Anori	4	AM	2030
Ring No. 6.883/2018	TPP Anamã	2	AM	2030
Ring No. 6.883/2018	TPP Caapiranga	2	AM	2030
(1)	Projects still under construction;
(2)

Furnas guaranteed the right to extend the concession of the Itumbiara HPP for a period of up to 30 years, starting in 2020 as long as the conditions defined by Law 13,182/2015, which was later amended by Law 13,299/2016, were met;

(3)	3rd Amendment to contract No. 004/2004 formalized the extension of the concession term of the Mascarenhas de Moraes HPP for 90 days, changing the final term from October 31, 2023 to January 29, 2024;
(4)	The subsidiary Furnas holds a 100% interest in Brasil Ventos and the latter is a majority shareholder in the Wind Power Plants of Fortim Compound;
(5)	Classified as an asset held for sale, see note 45;
(6)	The subsidiary Eletronuclear formally requested the National Nuclear Energy Commission - CNEN, in November 2019, to extend the useful life of the Angra I Nuclear Power Plant from 40 to 60 years;
(7)

Law 12,738/2013 did not regulate the renewal of that concession; however, Santa Cruz TPP continues to operate with an energy sale contract until 2025 and awaits the decision of the granting authority regarding the renewal.

(8)	The bilateral contract (CCVEE) was replaced by a CCEAR, under the same conditions as Auction A-5/2014 - conditions of Mauá 3 TPP, entered into in January 2019, which will end in November 2030.
(9)

Senador Arnon Afonso Farias de Mello TPP granted to Boa Vista Energia S.A. through Resolution No. 427, of November 1, 2000, was transferred to Eletronorte in accordance with Authorizing Resolution 1018/2007. According to Opinion No. 00389/2019/PFANEEL/PGF/AGU of 09/04/2019, it is in favor of the granting of a new authorization for this plant with a term of 35 years starting on November 1, 2000. SCG/ANEEL has not yet officially commented; and

(10)	Decommissioning of the plant in its entirety, authorized by MME Ordinance No. 331 of 08/14/2018. Grant revocation not completed.

(*) Not reviewed by the independent auditors.

Schedule of electric energy transmission concession

Contract	Transmission Companies	Lines (KM)*	Location	Due Year
062/2001	Several company owned projects achieved as per Law 12.783/2013	20,260	RJ/SP/PR/MG/GO/TO/DF/ES/MT	2043
061/2001	Several LT Projects	18,974	PE/CE/SE/BA/AL/PI/MA/PB/RN	2042
057/2001	38 Transmission substations and transmission lines	9,513	RS/SC/PR/MS	2042
058/2001	Basic network transmission - various facilities	9,253	AC/MA/MT/PA/PI/RO/RR/TO	2043
013/2009	SPE IE Madeira (Lot D)	2,375	RO/SP	2039
013/2009	LT Coletora Porto Velho / Araraquara II	2,375	RO/SP	2039
014/2014	SPE Belo Monte Transmissora (3)	2,092	PA/TO/GO/MG	2044
021/2009	LT Jauru - Vilhena - Pimenta Bueno - Ji-Paraná - Ariquemes - Samuel - Porto Velho	979	MT/RO	2039
007/2013	SPE Paranaíba Transmissora	953	BA/MG/GO	2043
001/2014	SPE Mata de Sta. Genebra Transmissora (1)	887	SP/PR	2044
004/2012	LT Nova Santa Rita - Camaquã 3; LT Camaquã 3- Quinta; LT Salto Santiago - Itá; LT Itá - Nova Santa Rita	788	SC	2042
—	LT Ibiúna - Batéias	664	PR/SP	2031
010/2008	LT Oriximiná/Silves/Lechuga (4)	586	AM/PA	2038
009/2009	SPE Transenergia Renovável	570	MS/GO	2039
005/2004	LT Teresina II - Sobral - Fortaleza	546	PI/CE	2034
022/2009	LT Porto Velho - Abunã - Rio Branco	488	AC/RO	2039
020/2012	LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitória do Palmar, Seccionamento da LT Camaquã 3	468	RS	2042
004/2004	LT Salto Santiago (PR) - Ivaiporã (PR) - Cascavel D'Oeste (PR) and Modules in SE Ivaiporã, SE Salto Santiago and SE Cascavel do Oeste (Copel)	372	PR	2034
010/2005	LT Campos Novos - Blumenau and Biguaçu substation	358	SC	2035
004/2013	SPE Triângulo Mineiro Transmissora	297	SP/MG	2043
007/2014	LT Santo Ângelo-Maçambará; LT Pinhalzinho-Foz do Chapecó; LT Pinhalzinho-Foz do Chapecó (1)	274	SC	2044
008/2010	SPE MGE Transmissão S.A.	260	MG/ES	2040
005/2006	LT Campos Novos (SC) - Nova Santa Rita (RS) and Modules in SE Nova Santa Rita and SE Campos Novos	257	RS/SC	2036
005/2009	SPE Goiás Transmissão	254	GO	2040
022/2011	LT Garanhuns - Pau Ferro	239	AL/PE/PB	2041
—	LT Simplício - Rocha Leão	238	RJ	-
004/2008	LT Presidente Médici - Santa Cruz	237	RS	2038
002/2011	SE Foz do Chapecó	231	RS	2041
022/2011	LT Luis Gonzaga - Garanhuns	224	AL/PE/PB	2041
005/2007	LT Funil - Itapebi	223	BA	2037
007/2005	LT Milagres - Tauá	208	CE	2035
008/2011	LT Ceará-Mirim II - Campina Grande III	192	RN/PB	2041
022/2011	LT Garanhuns II- Campina Grande III	190	AL/PE/PB	2041
028/2009	SPE Transenergia Goiás	189	GO	2039
012/2007	LT Picos - Tauá II	183	PI/CE	2037
003/2009	LT Bom Despacho 3 - Ouro Preto 2	180	MG	2039
014/2013	SPE Vale do S. Bartolomeu	162	GO/DF	2043
014/2008	LT Eunápolis - Teixeira de Freitas II	145	BA	2038
018/2009	LT Eunápolis - Teixeira de Freitas II	145	BA	2039
012/2007	LT Paraíso - Açu II	133	PI/CE/RN	2037
019/2010	LT Paraíso - Açu II	123	RN	2040
008/2005	LT Milagres - Coremas	120	CE/PB	2035
020/2010	LT Bom Jesus da Lapa II - Igaporã II	115	BA	2040
005/2008	LT Nossa Senhora do Socorro - Penedo	110	SEAL	2038
018/2012	LT Russas - Banabuiu	110	RN	2042
019/2011	LT Camaçari IV - Sapeaçu	105	BA	2041
001/2009	LT Ribeiro Gonçalves - Balsas; SE Ribeiro Gonçalves - SE Balsas	95	MA/PI	2039
006/2010	LT Mascarenhas - Linhares	95	ES	2040
010/2007	LT Ibicoara - Brumado	95	BA	2037
021/2010	LT Acaraú II-Sobral III	91	CE	2040
006/2005	LT Campos - Macaé 3	90	RJ	2035
—	LT Batalha - Paracatu	85	MG	—
017/2009	LT Pau Ferro - Santa Rita II	85	PE/PB/AL/RN	2039
004/2005	LT Furnas – Pimenta II	75	MG	2035
019/2010	LT C. Mirim II - João Camara II	75	RN	2040
007/2006	LT Tijuco Preto - Itapeti - Nordeste	71	SP	2036
—	LT Manso - Nobres (138kV)	70	MT	—
003/2014	SPE Lago Azul Transmissora	69	GO	2044
019/2010	LT Açu II - Mossoró II	69	RN	2040
225/2014	LT Casa Nova II - Sobradinho	67	BA	2049
010/2000	LT Manso - Nobres (230kV)	66	MT	—
010/2011	LT Paraíso - Lagoa Nova II	65	RN/CE	2041
009/2011	LT Morro do Chapéu II - Irecê	64	BA	2041
008/2011	LT Ceará-Mirim II- João Câmara III	64	RN/PB	2041

		Lines
Contract	Transmission Companies	(KM)*	Location	Due Year
ECE 554/2010	LT Candiota/Melo and LT Presidente Médici	63	RS	2040
018/2012	LT Ceará-Mirim II - Touros II	62	RN	2042
014/2011	LT Xavantes - Pirineus	50	GO	2041
019/2012	LT Igaporã III - Pindaí II	50	BA	2042
017/2011	LT Teresina II - Teresina III	46	PI	2041
007/2006	SPE Retiro Baixo Energética S.A. (2)	45	MG	2041
015/2012	LT Camaçari IV - Pirajá (1)	45	BA	2042
018/2011	LT Recife II - Suape II (1)	44	PE	2041
006/2009	LT Pirapama II - Suape II	42	PE	2039
02/2014	SPE Empresa de Energia São Manoel (2)	40	PA/MT	2049
005/2012	LT Messias - Maceió II	39	SE/AL/BA	2042
004/2010	LT São Luiz II - São Luiz III	39	MA/CE	2040
130/2001	SPE Enerpeixe S.A.(2)	37	TO	2036
018/2012	LT Mossoró II - Mossoró IV	36	RN	2042
007/2008	LT São Luís 2 - São Luís 3 SE São Luís 3	36	MA	2038
012/2010	LT Monte Claro - Garibaldi (RS) and modules in SE Garibaldi (CEEE) and SE Monte Claro (CERAN)	33	RS	2040
129/2001	SPE Serra do Facão Energia S.A.(2)	32	GO	2036
019/2011	LT Sapeaçu - Sto. Antonio de Jesus (1)	31	BA	2041
009/2010	LT Jorge Teixeira - Lechuga (ex-Cariri)	30	AM	2040
014/2012	LT Lechuga - Jorge Teixeira; SE Lechuga	30	AM	2042
-	LT Anta - Simplício	26	MG/RJ	-
010/2009	LT Coletora Porto Velho - Porto Velho; SE Coletora Porto Velho; 2 Converter Stations CA/CC/CA Back-to-Back;	22	RO	2039
019/2010	LT Extremoz II - C. Mirim	19	RN	2040
008/2011	LT Ceará-Mirim II - Extremoz II	19	RN/PB	2041
022/2011	LT Garanhuns - Angelim I	13	AL/PE/PB	2041
023/2014	1 frequency converter and LT of 132 kV	13	RS	2021
017/2009	LT Paulo Afonso III - Zebu II	11	PE/PB/AL/RN	2039
019/2012	LT Igaporã II - Igaporã III	11	BA	2042
001/2008	SPE Madeira Energia S.A.(2)	10	RO	2043
008/2011	LT Campina Grande III - Campina Grande II	10	RN/PB	2041
02/2011	SPE Teles Pires Participações S.A. (2)	8	MT/PA	2046
006/2009	LT Suape III - Suape II	7	PE	2039
015/2012	LT Pituaçu - Pirajá (1)	5	BA	2042
001/2006	SPE Baguari Energia S.A. (2)	3	MG	2041
005/2012	LT Jardim - Nossa Senhora do Socorro	1	SE/AL/BA	2042
002/2006	SE UHE Batalha	-	MG	2041
006/2010	SE UHE Mascarenhas de Moraes	-	MG	2042
-	SE UHE Simplício	-	RJ	2042
010/2000	SE UHE Manso	-	MT	2042
016/2012	SE Zona Oeste	-	RJ	2042
006/2010	SE Linhares	-	ES	2040
003/2011	SPE Caldas Novas	-	GO	2041
015/2009	SPE IE Madeira (Lot F) (5)	-	RO/SP	2039
001/2009	SPE Transenergia São Paulo S.A.	-	SP	2039
061/2001	SE Several Companies	-	PE/CE/SE/BA/AL/PI/MA/PB/RN	2042
007/2005	SE Tauá II	-	CE	2035
010/2007	SE Ibicoara	-	BA	2037
006/2009	SE Suape II	-	PE	2039
006/2009	SE Suape III	-	PE	2039
017/2009	SE Santa Rita II	-	PE/PB/AL/RN	2039
017/2009	SE Zebu	-	PE/PB/AL/RN	2039
017/2009	SE Natal III	-	PE/PB/AL/RN	2039
007/2010	SE Camaçari IV	-	BA	2040
013/2010	SE Arapiraca III	-	AL	2040
019/2010	SE Extremoz II	-	RN	2040
019/2010	SE João Câmara	-	RN	2040
020/2010	SE Igaporã	-	BA	2040
021/2010	SE Acaraú II	-	CE	2040
010/2007	SE Brumado II	-	BA	2037
020/2010	SE Bom Jesus da Lapa II	-	BA	2040
010/2011	SE Lagoa Nova	-	RN/CE	2041
010/2011	SE Ibiapina II	-	CE	2041
019/2012	SE Igaporã III	-	BA	2042
019/2012	SE Pindaí II	-	BA	2042
014/2010	SE Pólo	-	BA	2040
017/2012	SE Mirueira II	-	PE	2042
018/2012	SE Touros	-	RN	2042
009/2011	SE Morro do Chapéu	-	BA	2041
-	SE Tabocas do Brejo Velho	-	BA	-

		Lines
Contract	Transmission Companies	(KM)*	Location	Due Year
017/2011	SE Teresina III	—	PI	2041
018/2012	SE Mossoró IV	—	RN	2042
225/2014	SE Casa Nova II	—	BA	2049
004/2010	SE Pecém II	—	CE	2040
004/2010	SE Aquiraz II	—	CE	2040
008/2011	SE João Câmara II	—	RN/PB	2041
008/2011	SE Ceará-Mirim II	—	RN/PB	2041
008/2011	SE Campina Grande III	—	RN/PB	2041
022/2011	SE Garanhuns	—	AL/PE/PB	2041
022/2011	SE Pau Ferro	—	AL/PE/PB	2041
015/2009	Rectifying Station No. 02	—	RO/SP	2039
015/2009	Inverting Station No. 02	—	RO/SP	2039
017/2012	SE Jaboatão II	—	PE	2042
-	SE Ourolândia II	—	BA	—
35/2017	SE Garanhuns II	—	PE	2041
014/2008	SE Teixeira de Freitas II	—	BA	2038
005/2012	SE Nossa Senhora do Socorro	—	SE/AL/BA	2042
005/2012	SE Maceió II	—	SE/AL/BA	2042
015/2012	SE Pirajá (1)	—	BA	2042
005/2012	SE Poções II (1)	—	BA	2042
006/2004	SE Elev. Usina Apolônio Sales	—	BA	2042
006/2004	SE Elev. Usina Luiz Gonzaga	—	BA	2042
006/2004	SE Elev. Usina PAF I	—	BA	2042
006/2004	SE Elev. Usina PAF II	—	BA	2042
006/2004	SE Elev. Usina PAF III	—	BA	2042
006/2004	SE Elev. Usina PAF IV	—	BA	2042
006/2004	SE Elev. Usina Xingó	—	BA	2042
006/2004	SE Elev. Usina Boa Esperança	—	BA	2042
006/2004	SE Elev. Usina Funil	—	BA	2042
006/2004	SE Elev. Usina Pedra	—	BA	2042
006/2004	SE Elev. Usina Sobradinho	—	BA	2052
006/2004	SE Elev. Usina Curemas	—	BA	2024
006/2004	SE Elev. Usina Camaçari	—	BA	2027
220/2004	SE Elev. Usina Casa Nova II	—	BA	2049
225/2004	SE Elev. Usina Casa Nova III	—	BA	2049
005/2009	SE Missões	—	RS	2039
011/2010	SEs: Caxias 6, Ijuí 2, Lajeado Grande and Nova Petrópolis 2	—	RS	2040
008/2014	SE Ivinhema 2 (expansion)	—	MS	2044
004/2012	SE Camaquã 3	—	SC	2042
020/2012	SE Povo Novo; SE Santa Vitória do Palmar 2; SE Povo Novo (e)	—	RS	2042
007/2014	SE Pinhalzinho; SE Santa Maria 3 (1)	—	SC	2044
002/2009	SE Miranda II	—	MA	2039
012/2009	Rectifying Station No. 01 CA/CC - Inverting Station No. 01 CC/CA	—	RO/SP	2039
004/2011	SE Lucas do Rio Verde	—	MT	2041
012/2011	SE Miramar; SE Tucuruí	—	PA	2041
013/2011	SE Nobres	—	MT	2041
010/2012	SE Niquelândia (4)	—	GO	2045
010/2012	SE Luziânia (4)	—	GO	2044
010/2009	SE Silves (4)	—	AM	2038
010/2010	SE Cariri (4)	—	AM	2038

(1)Projects still under construction;

(2)Transmission facilities of Restricted Interest to the Power Generating Station;

(3)Only the converting station belongs to the SPE;

(4)Classification as an asset held for sale, see note 45; and

(5)Only the rectifier and inverter stations belong to the SPE.

(*) Not reviewed by the independent auditors

Schedule of contracts subject to tariff review

Company	Concession Contract
Furnas	062/2001
Chesf	061/2001
Eletrosul	057/2001
Eletronorte	058/2001

Schedule of minimum amounts expected to be recovered from assets subject to public hearing

Modernizations and Improvements
Paulo Afonso I	92,612
Paulo Afonso II	107,093
Paulo Afonso III	66,259
Paulo Afonso IV	20,832
Apolônio Sales	38,250
Luiz Gonzaga	28,174
Xingó	15,150
Boa Esperança	98,759
Pedra	8,067
Funil	12,626
UHE Furnas	514,825
UHE Estreito	480,893
1,483,540

Schedule of net value of the Santa Cruz TPP asset

TPP Santa Cruz
Value as of December 31, 2019	900,350
(-) Reduction of the recoverable value (impairment)	(618,569)
Net book value	281,781